SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$ 864,916	$ 429,351
Less: valuation allowance	(864,916)	(427,963)
Deferred tax assets		$ 1,388